Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Q2) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 11, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Cash withdrawn from Trust Account for working capital purposes		$ 578,729	$ 27,010	$ 43,317
Common Class A [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized		500,000,000		500,000,000
Temporary equity par or stated value per share		$ 0.0001		$ 0.0001
Temporary equity, shares issued		918,402		48,300,000	48,300,000
Temporary equity shares outstanding		918,402		48,300,000	48,300,000
Number of shares redeemed (in shares)	47,381,598
Redemption amount	$ 478,003,632